STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Profit before income tax and social contribution	R$ 4,560,011	R$ 3,622,463	R$ 3,184,033
Adjustments to reconcile income to net cash generated by operating activities:
Depreciation and amortization	7,077,687	7,026,035	7,117,028
Share of loss of an associate	107,800	82,526	89,304
Residual value of written-off property, plant and equipment and intangible written off	14,818	13,887	93,304
Interest on asset retirement obligation	2,982	12,400	38,355
Provision for legal and administrative proceedings	267,041	276,811	323,015
Inflation adjustment on judicial deposits and legal and administrative proceedings	59,824	175,946	257,057
Interest, monetary and exchange rate variations on loans and other financing	774,861	749,515	668,360
Finance income from marketable securities	(361,735)	(181,717)	(83,204)
Interest on lease liabilities	1,617,383	1,432,764	1,062,251
Interest income on lease receivable	(28,955)	(28,428)	(28,041)
Gain from the acquisition of Cozani			(303,435)
Provision for expected credit losses	765,783	693,122	639,692
Income from operations with other derivatives	165,780
Long-term incentive plans	16,998	22,354	(24,291)
Total adjustments to reconcile income with net cash from operations	15,040,278	13,897,678	13,033,428
Reduction (increase) in working capital assets
Trade accounts receivable	(988,139)	(1,605,774)	(867,369)
Recoverable taxes, fees and contributions	10,725	344,110	85,982
Inventories	(63,675)	38,254	(95,666)
Prepaid expenses	(107,468)	(184,736)	(18,295)
Judicial deposits	31,073	32,242	749,336
Other assets	(49,159)	90,931	(70,677)
Increase (decrease) in working capital liabilities
Payroll and related charges	8,015	(33,092)	12,648,840
Suppliers	185,370	304,243	353,319
Taxes, fees and contributions payable	484,799	375,228	617,975
Authorizations payable	(59,018)	(163,612)	(246,836)
Payments for legal and administrative proceedings	(362,163)	(318,796)	(343,444)
Deferred revenues	(74,156)	(61,135)	(31,028)
Other liabilities	(303,967)	(294,106)	(560,692)
Cash generated by operations	13,752,515	12,421,435	12,648,840
Income tax and social contribution paid	(312,446)	(89,892)	(228,184)
Net cash from operating activities	13,440,069	12,331,543	12,420,656
Investment activities
Proceeds from the sale of marketable securities	8,002,980	7,196,354	3,313,983
Purchases of marketable securities	(7,492,217)	(7,492,880)	(2,998,654)
Capital contribution to 5G Fund	(84,984)	(131,348)	(53,763)
Consideration for the acquisition of Cozani, net of cash acquired			(443,096)
Additions to property, plant and equipment and intangible assets	(4,541,495)	(4,550,379)	(4,504,314)
Cash received from C6 Bank	520,000
Other	35,095	24,381	2,306
Net cash used in investment activities	(3,560,621)	(4,953,872)	(4,683,538)
Financing activities
Proceeds from loans and financing		503,351
Amortization of loans and financing	(387,312)	(1,413,497)	(1,197,950)
Interest paid on loans and financing	(106,401)	(143,518)	(205,507)
Payment of lease liability	(1,563,393)	(1,838,667)	(1,812,508)
Interest paid on lease liabilities	(1,646,393)	(1,460,208)	(1,420,557)
Cash received from reverse stock split and stock split operations	455,691
Payments for reverse stock split and stock split operations	(79,233)
Lease incentives received	77,918	89,431
Derivative financial instruments	(170,393)	(168,652)	(393,628)
Purchase of treasury shares, net of disposals	(748,268)	(45,004)	(2,821)
Dividends and interest on capital paid	(5,360,083)	(2,720,095)	(2,174,929)
Net cash used in financing activities	(9,527,867)	(7,196,859)	(7,207,900)
Increase in cash and cash equivalents	351,581	180,812	529,218
Cash and cash equivalents at the beginning of the year	3,258,743	3,077,931	2,548,713
Cash and cash equivalents at the end of the year	R$ 3,610,324	R$ 3,258,743	R$ 3,077,931